INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－11 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Current tax	-	163

Income tax expense	-	163

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

Vistek Group is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Vistek SG operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17.0% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the six months ended August 31, 2025 and 2024 are as follows:

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Income before income taxes	54	1,048
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	9	178
Tax effect of non-deductible items	-	25
Tax effect of capital allowance	(9)	(28)
Tax holiday	-	(12)

Income tax expense	-	163

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of August 31, 2025 and February 28, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended August 31, 2025 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from August 31, 2025.

NOTE－11 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Current tax	207	254
Over provision for prior years	(84)	(1)

Income tax expense	123	253

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

Vistek Group is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Vistek SG operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17.0% on the assessable income arising in Singapore during its tax year.

Cayman Islands

Vistek operating in Cayman Islands and are subject to the Cayman Islands tax law at the corporate tax rate at zero percentage on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended February 28, 2025 and February 29, 2024 are as follows:

Singapore

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Income before income taxes	1,190	1,382
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	202	235
Tax effect of non-deductible items	48	69
Tax effect of capital allowance	(30)	(37)
Over provision for prior years	(84)	(1)
Tax holiday	(13)	(13)

Income tax expense	123	253

Cayman Islands

Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Loss before income taxes	(119)	-
Statutory income tax rate	0%	0%
Income tax expense at statutory rate	-	-
Tax effect of non-deductible items	-	-
Tax effect of capital allowance	-	-
Tax holiday	-	-

Income tax expense	-	-

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of February 28, 2025 and February 29, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended February 28, 2025 and February 29, 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from February 28, 2025.